CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2022
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
There were no material contractual commitments for capital expenditures as at December 31, 2022.
(b)Lease liabilities
The following table summarizes the company’s undiscounted maturity schedule for lease obligations as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Lease obligations
Less than 1 year	$96	$71
1 to 5 years	223	192
5+ years	490	540
Total	$809	$803